Loans and Borrowings Summary of Loans and Borrowings (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 19,764	£ 29,465
Current borrowings and current portion of non-current borrowings	19,744	29,402
Non-current portion of other non-current borrowings	20	63
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	19,700	29,288
Current borrowings and current portion of non-current borrowings	19,700	29,288
Non-current portion of other non-current borrowings	£ 0	0
Revolving credit facility | LIBOR / EURIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.80%
Revolving credit facility | LIBOR / EURIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.40%
Technology loan
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0	26
Borrowings, interest rate	8.00%
Current borrowings and current portion of non-current borrowings	£ 0	26
Non-current portion of other non-current borrowings	0	0
Finance lease
Disclosure of detailed information about borrowings [line items]
Borrowings	64	151
Current borrowings and current portion of non-current borrowings	44	88
Non-current portion of other non-current borrowings	£ 20	£ 63
Finance lease | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%
Finance lease | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%